Non-Controlling Interests (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Henan First Geological Brigade Ltd. [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	5.25%	12.25%
Henan Found and First Geological Brigade [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	12.25%
Salazar Resources Ltd. [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	25.00%
Percentage of non-controlling interests	13.60%
El Domo Project [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	100.00%
Percentage of non-controlling interests	25.00%